American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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CALIFORNIA HIGH-YIELD MUNICIPAL FUND * CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA TAX-FREE BOND FUND * CALIFORNIA TAX-FREE MONEY MARKET FUND

Supplement  dated August 29, 2008 * Statement of  Additional  Information  dated
January 1, 2008

THE FOLLOWING IS ADDED TO THE Other Accounts Managed ENTRIES FOR California
Long-Term Tax-Free and California Tax-Free Bond ON PAGE 45 OF THE SAI.

OTHER ACCOUNTS MANAGED (AUGUST 31, 2007)
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                               REGISTERED                          OTHER ACCOUNTS
                               INVESTMENT         OTHER POOLED     (E.G., SEPARATE
                               COMPANIES          INVESTMENT       ACCOUNTS AND
                               (E.G., OTHER       VEHICLES (E.G.,  CORPORATE
                               AMERICAN           COMMINGLED       ACCOUNTS,
                               CENTURY FUNDS      TRUSTS AND       INCLUDING
                               AND AMERICAN       529              INCUBATION
                               CENTURY -          EDUCATION        STRATEGIES AND
                               SUBADVISED         SAVINGS          CORPORATE
                               FUNDS)             PLANS)           MONEY)
----------------------------------------------------------------------------------
California Long-Term Tax-Free
----------------------------------------------------------------------------------
Joseph      Number of Other    3                  0                0
Gotelli(1)  Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $1,729,842,653     N/A              N/A
            Accounts Managed
----------------------------------------------------------------------------------
California Tax-Free Bond
----------------------------------------------------------------------------------
Joseph      Number of Other    3                  0                0
Gotelli(1)  Accounts Managed
            ----------------------------------------------------------------------
            Assets in Other    $1,569,188,078     N/A              N/A
            Accounts Managed
----------------------------------------------------------------------------------

(1)  MR. GOTELLI BECAME A PORTFOLIO MANAGER ON JULY 9, 2008. INFORMATION IS
     PROVIDED AS OF THAT DATE.

THE FOLLOWING IS ADDED TO THE Ownership of Securities ENTRIES FOR California
Long-Term Tax-Free and California Tax-Free Bond Fund ON PAGE 47 OF THE SAI.

OWNERSHIP OF SECURITIES
----------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
----------------------------------------------------------------------------------
California Long-Term Tax-Free

          Joseph Gotelli(1)         A
----------------------------------------------------------------------------------
California Tax-Free Bond Fund

          Joseph Gotelli(1)         A
----------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. GOTELLI BECAME A PORTFOLIO MANAGER ON JULY 9, 2008. INFORMATION IS
     PROVIDED AS OF THAT DATE.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-61921 0808